CONSOLIDATED CASH FLOW STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the year	$ 88,114	$ 166,022	$ (34,779)
Reversals:
Profit from sale of vessels	(1,069)	(1,180)	(752)
Depreciation	121,922	110,124	114,480
Impairment losses and reversal of impairment losses on tangible assets	11,096	(114,004)	3,249
Share of profit/(loss) from joint ventures	242	422	(189)
Financial income	(536)	(2,796)	(3,302)
Financial expenses	49,914	41,881	39,345
Tax expenses	1,415	784	1,558
Other non-cash movements	1,093	925	2,039
Dividends received from joint ventures	275	19	440
Interest received and realized exchange gains	583	2,535	2,720
Interest paid and realized exchange losses	(52,905)	(45,283)	(39,792)
Income taxes paid	(252)	(216)	(1,611)
Change in bunkers, receivables and payables, etc.	15,909	11,858	(12,668)
Net cash flow from operating activities	235,801	171,091	70,738
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible and intangible fixed assets	(173,050)	(384,349)	(202,439)
Investments in joint ventures		(275)
Sale of tangible fixed assets	83,662	61,801	26,847
Change in restricted cash	(30,414)
Net cash flow from investing activities	(119,802)	(322,823)	(175,592)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds, borrowings	734,346	261,830	114,530
Repayment, borrowings	(746,475)	(169,177)	(113,733)
Dividend paid	(70,611)
Capital increase	788	4,202	99,999
Transaction costs share issue	(32)		(2,788)
Purchase/disposal of treasury shares	(1,348)
Change in restricted cash		(12,364)	(2,014)
Net cash flow from financing activities	(83,332)	84,491	95,994
Net cash flow from operating, investing and financing activities	32,667	(67,241)	(8,860)
Cash and cash equivalents as of 1 January	56,847	124,088	132,948
Cash and cash equivalents as of 31 December	89,514	56,847	124,088
Restricted cash as of 31 December	46,050	15,636	3,273
Cash and cash equivalents, including restricted cash as of 31 December	$ 135,564	$ 72,483	$ 127,361